Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Trading Symbol	AQB
Entity Registrant Name	Aquabounty Technologies, Inc.
Entity Central Index Key	0001603978
Entity Filer Category	Non-accelerated Filer